Share-Based Compensation - Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation expense related to stock options	$ 2,053	$ 2,110	$ 1,873
Income tax benefit related to stock options	719	739	656
Impact on basic earnings per share	$ 0.04	$ 0.05	$ 0.04
Impact on diluted earnings per share	$ 0.04	$ 0.05	$ 0.04
Proceeds from the exercise of stock options	11,693	8,101	2,813
Excess tax benefits related to the exercise of stock options	$ 2,105	$ 886	$ 1,221